FEDERAL INCOME TAX (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
FEDERAL INCOME TAX
Federal tax statutory rate	21.00%	21.00%
Permanent differences	3.46%	3.52%
Valuation allowance	(24.46%)	(24.52%)
Effective rate	0.00%	0.00%